11. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Subsequent Events [Abstract]
11. SUBSEQUENT EVENTS

On October 1, 2012, the Company entered into a new employment agreement with Peter Cao (see Note 8). On October 25, 2012, the Company amended the employment agreements of Peter Cao and Michael Stojsavljevich to clarify certain terms in the new employment agreements (see Note 8).

On October 1, 2012, the Company entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") with Tonaquint, Inc., a Utah corporation ("Tonaquint"), whereby the Company issued (i) a secured convertible promissory note of the Company in the principal amount of $1,660,000 (the "Promissory Note") and (ii) a warrant to purchase a number of the Company’s common stock equal to $1,660,000 divided by the Market Price (the "Warrant"). Market Price means 65% of the arithmetic average of the 3 lowest volume-weighted average prices of the stock price during the 20 consecutive trading day period immediately preceding the date of the conversion. The Market Price will be adjusted for any stock split, stock dividend, stock combination or other similar transaction. The warrant also contains a cashless exercise provision subject to certain limitations. The Warrant has an exercise price of is $0.075 per share and can be exercised at any time within five years after October 1, 2012.

The Promissory Note is due 30 months from the issuance date of October 1, 2012 (“Maturity Date”) and has an interest rate of 8% payable monthly. The Promissory Note, if prepaid, has a penalty of 135% prepayment obligation. The total amount funded (in cash and notes) at closing will be $1,500,000, representing the principal amount of $1,660,000 less an original issuance discount of $150,000 and the payment of $10,000 to cover Tonaquint’s fees. The payments from Tonaquint consisted of $150,000 in cash advanced at closing and $1,350,000 in a series of three secured Buyer Mortgage Notes and one Promissory Note with interest rates of 5% described in more detail below. The Company also has the right to offset the payment of any of these notes and not receive payment for such notes or be obligated to pay such portion of the notes, subject to certain conditions and obligations. The shares of common stock underlying the Promissory Note and Warrant are to be registered by a registration statement  pursuant to the terms and conditions of a registration rights agreement.

Beginning on the earlier of the date that is (i) 30 calendar days after the effective date of a registration statement and (ii) 180 calendar days after October 1, 2012, and each month thereafter, the Company shall pay to Tonaquint principal payments of $69,167 plus the sum of any accrued and unpaid interest due on such date by converting such amount at a conversion price equals to the lower of the (i) conversion price in effect ($0.05 per share if no anti-dilution adjustment) (ii) 65% of the arithmetic average of the 3 lowest volume-weighted average prices of the stock price during the 20 consecutive trading day period immediately preceding the date of the payment date.

Tonaquint has the right to convert, subject to restrictions described in the Promissory Note, all or a portion of the outstanding amount of the Promissory Note that is eligible for conversion into shares of the Company’s common stock. The conversion price of the Promissory Note is $0.05 per share.

Each of the Promissory Note and the Warrant contain "blocker provisions" such that Tonaquint shall not be permitted to hold by virtue of payment of interest or principal under the Promissory Note or conversion of the Promissory Note or the exercise of the Warrant a number of shares of common stock exceeding 4.99% of the number of shares of the Company’s common stock outstanding (the “4.99% Cap”). The Company shall not be obligated and shall not issue its common stock which would exceed the 4.99% Cap until such time as the 4.99% Cap would no longer be exceeded by any such receipt of shares of common stock by Tonaquint.

Tonaquint's obligation to fund the Company is evidenced by 3 Buyer Mortgage Notes, in the principal amount of $50,000, $150,000, and $400,000. The Buyer Mortgage Notes are secured by certain real property owned by Tonaquint located in Cook County, Illinois.  Tonaquint’s obligation to fund the Company is further evidenced by a Promissory Note in the amount of $750,000. Each Buyer Mortgage Note and the Promissory Note is due and payable on or before the earlier of (i) 60 days following the occurrence of the Maturity Date (as defined in the Promissory Note), and (ii) subject to certain conditions described in each Buyer Mortgage Note and the Promissory Note.  The Buyer Mortgage Notes and Promissory Note each contain standard events of default related to payment, certain covenants and bankruptcy events.

Pursuant to the Purchase Agreement, the Company shall reserve 75 million shares of common stock beginning on October 1, 2012 and ending 4 months after October 1, 2012. The Company shall not enter into any equity line of credit or financing arrangement or other transaction that involves issuing securities that are convertible into common stock (including without limitation selling convertible debt, warrants or convertible preferred stock), or otherwise issue Common Stock (a) with conversion, exercise or similar mechanics or reset provisions that vary according to the market price of the common stock without a floor at or higher than $0.01 or (b) at a fixed price which is lower than $0.01, without the prior written consent of Tonaquint. Without the prior written consent of Tonaquint, the Company agrees not to declare or make any dividend or other distributions of its assets.

The Purchase Agreement contains representations and warranties of the Company and Tonaquint that are customary for transactions of this kind. The Purchase Agreement contains certain penalties and damages in the event the Tonaquint is unable to sell shares of the Company’s common stock under Rule 144 because the Company is not current in regards to its required reports under the Securities Exchange Act of 1934, as amended, or if the Company fails to timely deliver (generally within five business days) any shares of common stock issuable to Tonaquint upon conversion of the Promissory Note or exercise of the Warrant.

On July 27, 2012, the Company issued 7,500,000 common shares to Scott Geisler in accordance with his mutual release agreement with the Company.  The shares were valued at $146,250.  The shares issued are currently held in escrow and are not considered outstanding.

On July 31, 2012, the Company appointed Baoky Vu as a member of the Board of Directors and granted 1,000,000 shares of the Company’s common stock to Mr. Vu as a bonus, valued at $20,000.

On September 13, 2012, the Company entered into an agreement with Choice Capital Group, Inc. for Choice Capital Group to act as a transaction facilitator to acquire certain proprietary extraction technology. According the agreement, the Company shall escrow 20,000,000 common shares during the testing period of this technology.

On September 18, 2012, the Company entered into a mining claims lease agreement with Judgetown LLC (“Judgetown”) to lease 130.76 acres land located in Yavapai, Arizona for 2 years.  Under the lease agreement, the Company has the option to purchase the mining claims for $1,500,000, with all lease payments over the 2-year lease subtracted from the $1,500,000.  As initial consideration for the lease, the Company shall pay to Judgetown $100,000 within ninety days after October 15, 2012. After the first lease payments, the Company needs to pay Judgetown $30,000 every 3 months for the rest of the lease term.